Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 609,398	$ 744,634
Less current portion	(51,959)	(25,246)
Total	557,439	719,388
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	155,805	164,041
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	$ 453,593	$ 580,593